Share option scheme and restricted stock units - Narrative (Details) £ / shares in Units, £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019 GBP (£) year shares £ / shares	Jan. 31, 2019 GBP (£) year shares £ / shares	Jan. 31, 2018 GBP (£) £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options voluntarily surrendered (in shares)	1,190,208	12,397,841
Share-based payment | £	£ 646	£ 4,743	£ 1,607
Number of share options exercisable in share-based payment arrangement (in shares)	1,005,072	1,029,228
Weighted average exercise price of share options exercisable in share-based payment arrangement (in Pounds per share) | £ / shares	£ 0.36	£ 0.82
Number of outstanding options (in Pounds per share) | £ / shares	£ 0.27	£ 0.35	£ 1.43
Share options, remaining contractual life	9 years 1 month 6 days	9 years 2 months 12 days
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	39.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	134.00%
Share Options, Voluntarily Surrendered
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options voluntarily surrendered (in shares)		7,172,054
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0	0
Weighted average exercise price of RSUs exercisable in share-based payment arrangement (in Pounds per share) | £ / shares	£ 0.01	£ 0.01
Other equity instruments, remaining contractual life | year	1	1.8
Expected volatility, other equity instruments granted	57.00%
Warrants | Consultant scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of RSUs exercisable in share-based payment arrangement (in Pounds per share) | £ / shares	£ 0.22
Other equity instruments, remaining contractual life | year	9.98
Warrants | Consultant scheme | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, other equity instruments granted	52.00%
Warrants | Consultant scheme | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, other equity instruments granted	69.00%